Loans to Customers (Tables)	12 Months Ended
Dec. 31, 2024
Loans to customers [abstract]
Schedule of Loans to Customers

	2023	2024

Gross loans to customers	4,478,489	6,042,443
Less: allowance for impairment losses (Note 7)	(242,532)	(295,843)

Total loans to customers	4,235,957	5,746,600

Schedule of Provision Expenses on Loans to Customers	Provision expenses on loans to customers:

	2022	2023	2024
Provision expenses on loans to customers	(53,245)	(76,888)	(110,293)

Schedule of Outstanding NPLs as Compared to Total Allowance for Impairment Losses

The following table sets forth the Group’s outstanding NPLs as compared to the total allowance for impairment losses on total loans to customers:

	Gross NPLs	Total allowance for impairment losses	Total allowance for impairment losses to Gross NPLs

As at 31 December 2023	244,161	242,532	99%
As at 31 December 2024	327,730	295,843	90%

Schedule of Gross Carrying Amount and Related Allowance for Impairment Losses on Loans to Customers by Stage

The gross carrying amount and related allowance for impairment losses on loans to customers by stage were as follows:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total

Gross loans to customers	4,048,478	55,804	363,703	10,504	4,478,489
Allowance for impairment losses	(59,939)	(16,290)	(166,042)	(261)	(242,532)
Carrying amount as at 31 December 2023	3,988,539	39,514	197,661	10,243	4,235,957

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total

Gross loans to customers	5,447,804	86,251	485,252	23,136	6,042,443
Allowance for impairment losses	(77,521)	(22,378)	(193,759)	(2,185)	(295,843)
Carrying amount as at 31 December 2024	5,370,283	63,873	291,493	20,951	5,746,600